1998 ANNUAL REPORT


IDS
Extra Income
Fund
(prospectus enclosed)


(icon of) two coins

The primary goal of IDS Extra Income Fund, Inc. is to provide high current income. Capital growth is a secondary goal.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) two coins

Bonds with
something extra

Bonds aren't necessarily conservative securities strictly for people willing to settle for modest returns. High-yield corporate bonds, for example, are actually quite aggressive investments, offering high potential returns to investors willing to take more risk.

These are the bonds that Extra Income Fund invests in. High-yield bonds are issued by a wide range of companies -- from well-established ones that might be experiencing financial difficulty to new, rapidly growing ones that have yet to build a credit history.

Importantly, the Fund spreads its investments among many bonds representing many types of businesses. This helps to reduce the investment risk for shareholders.

 Contents


                1998 annual report

                From the chairman                                           4
                From the portfolio manager                                  4
                The Portfolio's ten largest holdings                        6
                Making the most of the Fund                                 7
                The Fund's long-term performance                            8
                Independent auditors' report (Fund)                         9
                Financial statements (Fund)                                10
                Notes to financial statements (Fund)                       13
                Independent auditors' report (Portfolio)                   18
                Financial statements (Portfolio)                           19
                Notes to financial statements (Portfolio)                  22
                Investments in securities                                  27
                IDS mutual funds                                           50
                Federal income tax information                             54

                1998 prospectus

                The Fund in brief                                          3p

                Goals                                                      3p
                Investment policies and risks                              3p
                Structure of the Fund                                      4p
                Manager and distributor                                    4p
                Portfolio manager                                          4p
                Alternative purchase arrangements                          4p
                Sales charge and Fund expenses                             5p

                Performance                                                7p

                Financial highlights                                       7p
                Total returns                                              9p
                Yield                                                     12p
                Investment policies and risks                             13p

                Facts about investments and their risks                   13p
                Valuing Fund shares                                       18p
                How to purchase, exchange or redeem shares                19p

                Alternative purchase arrangements                         19p
                How to purchase shares                                    21p
                How to exchange shares                                    24p
                How to redeem shares                                      24p
                Reductions and waivers of the sales charge                29p
                Special shareholder services                              33p

                Services                                                  33p
                Quick telephone reference                                 33p
                Distributions and taxes                                   34p

                Dividend and capital gain distributions                   34p
                Reinvestments                                             35p
                Taxes                                                     35p
                How to determine the correct TIN                          37p
                How the Fund and Portfolio are organized                  38p

                Shares                                                    38p
                Voting rights                                             38p
                Shareholder meetings                                      38p
                Special considerations regarding master/feeder structure  39p
                Board members and officers                                41p
                Investment manager                                        43p
                Administrator and Transfer Agent                          44p
                Distributor                                               45p
                About American Express Financial Corporation              47p

                General information                                       47p
                Year 2000                                                 48p
                Appendices                                                50p

                Description of corporate bond ratings                     50p
                Descriptions of derivative instruments                    52p


      The purpose of this annual report is to tell investors how the Fund performed.

      (icon of) One open book inside of another.

      The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

      (This annual report is not part of the prospectus.)

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      (This annual report is not part of the prospectus.)

      From the portfolio manager

      Supported by a sound economy and an overall decline in long-term interest rates, high-yield bonds performed very well during the past 12 months. IDS Extra Income Fund's results reflected the favorable conditions, as its Class A shares generated a total return (net asset value change and dividends) of 13.2% for its fiscal year -- June 1997 through May 1998.

      The period got off to a good start as ongoing reports of well-behaved inflation led to a decline in long-term interest rates. (Although the prices of high-yield bonds react less to interest-rate changes than other bond classes, the interest-rate downturn boosted the value of the Fund's holdings and clearly benefited performance.) Apart from a brief run-up last August, long-term rates generally followed a downward path through the end of 1997 before leveling off over the final five months of the period.

      Economy provides support

      The economy also worked in high-yield bonds' favor, as it continued to grow at a relatively brisk pace. (An expanding economy benefits high-yield bonds because it is expected that the companies that issue the bonds will enjoy improved business and, consequently, find it easier to make their interest and principal payments. Therefore, investors are willing to pay higher prices for the bonds.) Moreover, investors' appetite for above-average yield remained healthy over the period, evidenced by the fact that buyers readily absorbed a substantial supply of new bonds.

      The only notable negative for the high-yield market came late in 1997, when financial crises in several emerging markets prompted some investors to move out of high-yield bonds in general and into U.S. Treasury bonds. This "flight to quality" drove down high-yield prices for a brief period. In addition, the small amount of emerging market bonds in the portfolio also had a modestly negative effect on performance during that time, but those securities subsequently rebounded in the spring.

      B bonds boost yield

      During the 12 months, I continued my longstanding strategy of owning more B-rated bonds than is common for most high-yield funds. (B is one grade below a BB rating, which is the top in the below-investment-grade category.) Thanks to thorough securities research, the Fund enjoyed the greater yield that B-rated bonds provide while experiencing relatively few credit problems. I also maintained a low level (about 2%) of cash reserves in the portfolio. This also enhanced performance, as high-yield bonds generated a far-better return than cash-equivalent investments.

      Looking to the current fiscal year, conflicting factors are at work in the high-yield market. Although the economy continues to chug along and inflation is still low, corporate earnings appear to be weakening and the supply of bonds remains quite large. In addition, there's some concern that the Federal Reserve will raise interest rates before the year is out. In the end, while I think high-yield issues will perform relatively well, I expect their return may be less generous than in recent years.




      Jack Utter
     (picture of) Jack Utter
      Jack Utter
      Portfolio Manager

      (This annual report is not part of the prospectus.)

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998          $4.58

May 31, 1997          $4.39

Increase              $0.19


Distributions
June 1, 1997 - May 31, 1998


From income           $0.38

From capital gains    $  --

Total distributions   $0.38

Total return*          13.2%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998          $4.58

May 31, 1997          $4.39

Increase              $0.19


Distributions
June 1, 1997 - May 31, 1998


From income           $0.34

From capital gains    $  --

Total distributions   $0.34

Total return*          12.4%**

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998          $4.58

May 31, 1997          $4.39

Increase              $0.19


Distributions
June 1, 1997 - May 31, 1998


From income           $0.38

From capital gains    $  --

Total distributions   $0.38

Total return*          13.4%**


      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

      (This annual report is not part of the prospectus.)

 The Portfolio's ten largest holdings


                                              Percent              Value
                          (of Portfolio's net assets)     (as of May 31, 1998)

       CSC Holdings                              .99%        $41,487,926
       11.125% Pay-in-kind Series M Preferred

       Outsourcing Solutions                     .98          40,760,550
       11.00% 2006

       NTL                                       .78          32,300,000
       11.48% 2006

       Trump Holdings & Funding                  .77          31,836,750
       15.50% 2005

       Outdoor Systems                           .75          31,200,000
       8.875% 2007

       Gaylord Container                         .71          29,542,500
       9.875% 2008

       Repap New Brunswick                       .70          29,497,500
       10.625% 2005

       EchoStar Satellite Broadcasting           .67          28,060,000
       11.81% 2000

       Adelphia Communications                   .66          27,259,375
       8.375% 2008

       CCPR Services                             .65          27,185,625
       10.00% 2007

      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


      (icon of) pie chart

      The ten holdings listed here make up 7.66% of the Portfolio's total net assets

      (This annual report is not part of the prospectus.)

 Making the most of the Fund


      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How Dollar-cost averaging works
Month     Amount         Per-share      Number of shares purchased
          invested       market price
Jan       $100           $20            5.00 XXXXX
Feb        100            18            5.56 XXXXXx
March      100            17            5.88 XXXXXx
April      100            15            6.67 XXXXXXx
May        100            16            6.25 XXXXXXx
June       100            18            5.56 XXXXXx
July       100            17            5.88 XXXXXx
Aug        100            19            5.26 XXXXXx
Sept       100            21            4.76 XXXXx
Oct        100            20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month......

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low......

(arrow in table pointing to September) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

      Three ways to benefit from a mutual fund:

     o your shares increase in value when the Fund's investments do well

     o you receive capital gains when the gains on investments sold by the Fund exceed losses

     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

      (This annual report is not part of the prospectus.)

 The Fund's long-term performance

How your $10,000 has grown in IDS Extra Income Fund

$30,000

                                                    X $26,231
                                                       Extra Income Fund Class A

                                            X Merrill Lynch
                                              High Yield Bond Index

$20,000

                             X Lehman Aggregate
                               Bond Index

$9,500

'88  '89  '90  '91  '92  '93  '94  '95  '96  '97  '98

      Assumes:
      o Holding period from 6/1/88 to 5/31/98.

      o Returns do not reflect taxes payable on distributions.

      o Reinvestment of all income and capital gain distributions for the Fund, with a value of $16,902. Also see "Performance" in the Fund's current prospectus.


      The  Lehman  Aggregate  Bond  Index  is an  unmanaged  index  made up of a representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Portfolio.

      Merrill Lynch High Yield Bond Index provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.



 Average annual total return
 (as of May 31, 1998)

                          1 year      Since         5 years      10 years
                                      inception*

 Class A                  +7.57%          --%       +9.48%       +10.12%
 Class B                  +8.42%      +13.11%          --%           --%
 Class Y                 +13.42%      +14.86%          --%           --%

*Inception date was March 20, 1995


      On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Aggregate Bond Index and the Merrill Lynch High Yield Bond Index. In comparing Extra Income Fund(Class
      A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

      (This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #29 to Registration Statement No. 2-86637 filed on or about July 30, 1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

      (This annual report is not part of the prospectus.)

      Federal income tax information


      IDS Extra Income Fund, Inc.



      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Extra Income Fund, Inc.
      Fiscal period ended May 31, 1998

      Class A

       Income distributions

       taxable as dividend income, 7.99% qualifying for deduction by corporations.

       Payable date                                            Per share
       June 27, 1997                                            $0.03251
       July 28, 1997                                             0.02874
       Aug. 28, 1997                                             0.03209
       Sept. 26, 1997                                            0.03097
       Oct. 29, 1997                                             0.03131
       Nov. 26, 1997                                             0.03092
       Dec. 26, 1997                                             0.02975
       Jan. 29, 1998                                             0.03187
       Feb. 27, 1998                                             0.03144
       March 27, 1998                                            0.03257
       April 29, 1998                                            0.03295
       May 28, 1998                                              0.03399

       Total distributions                                      $0.37911

      Class B

       Income distributions

       taxable as dividend income, 7.99% qualifying for deduction by corporations.

       Payable date                                             Per share
       June 27, 1997                                             $0.02985
       July 28, 1997                                              0.02605
       Aug. 28, 1997                                              0.02899
       Sept. 26, 1997                                             0.02824
       Oct. 29, 1997                                              0.02815
       Nov. 26, 1997                                              0.02827
       Dec. 26, 1997                                              0.02701
       Jan. 29, 1998                                              0.02856
       Feb. 27, 1998                                              0.02867
       March 27, 1998                                             0.02989
       April 29, 1998                                             0.02977
       May 28, 1998                                               0.03122

       Total distributions                                       $0.34467

       Class Y

       Income distributions

       taxable as dividend income, 7.99% qualifying for deduction by corporations.

       Payable date                                             Per share

       June 27, 1997                                             $0.03277
       July 28, 1997                                              0.02899
       Aug. 28, 1997                                              0.03237
       Sept. 26, 1997                                             0.03122
       Oct. 29, 1997                                              0.03162
       Nov. 26, 1997                                              0.03117
       Dec. 26, 1997                                              0.03000
       Jan. 29, 1998                                              0.03218
       Feb. 27, 1998                                              0.03169
       March 27, 1998                                             0.03282
       April 29, 1998                                             0.03326
       May 28, 1998                                               0.03426

       Total distributions                                       $0.38235

      (This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Extra Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.